Other provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of commitments and contingencies [Line Items]
Provisions, beginning balance	$ 1,456	$ 1,558
Adjustment on currency translation	68	(83)
Charged/(credited) to profit:
– increases to existing and new provisions	309	199
– unused amounts reversed	(22)	(12)
Utilised in year	(183)	(133)
Newly consolidated operations	23	0
Transfers and other movements	29	21
Provisions, ending balance	1,615	1,456
Balance sheet analysis:
Current	473	359
Non-current	1,142	1,097
Total	1,615	1,456
Other
Disclosure of commitments and contingencies [Line Items]
Provisions, beginning balance	1,107	1,371
Adjustment on currency translation	54	(69)
Adjustments to mining properties/right-of-use assets:
increases to existing and new provisions	24	17
change in discount rate	0	(2)
Charged/(credited) to profit:
– increases to existing and new provisions	418	184
change in discount rate	0	(7)
– unused amounts reversed	(45)	(104)
– exchange gain on provisions	(6)	0
– amortisation of discount	10	14
Utilised in year	(402)	(94)
Newly consolidated operations	375	0
Transfers and other movements	(59)	(203)
Provisions, ending balance	1,476	1,107
Balance sheet analysis:
Current	1,103	792
Non-current	373	315
Total	$ 1,476	$ 1,107